Debt - Secured Debt (Details) $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Debt
Debt drawdown						$ 142,025	$ 317,775
Secured Debt
Debt
EBITDA to interest expense ratio minimum				1.50	2.50
Secured Debt | Forecast
Debt
EBITDA to interest expense ratio minimum		1.50	1.50
2017 Credit Facility
Debt
Debt drawdown	$ 21,500